Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets are measured at fair value on a recurring basis
Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$130,240,715	$130,681,047

Liabilities:
Warrant Liability – Private Placement Warrants	3	$4,779,876	$3,950,311

Schedule of quantitative information regarding Level 3 fair value measurements
	June 30, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.95	$10.20
Volatility	20.8%	17.2%
Term	5.00	5.00
Risk-free rate	.70%	0.29%
Dividend yield	0.0%	0.0%

Schedule of changes in fair value of warrant liabilities
Private Placement
Fair value as of December 31, 2020	$3,950,311
Change in fair value	711,056
Fair value as of March 31, 2021	4,661,367
Change in fair value	118,509
Fair value as of June 30, 2021	$4,779,876

Private Placement
Fair value as of June 20, 2019 (inception)	$—
Initial measurement on November 7, 2019 (Initial Public Offering, including over-allotment)	3,199,752
Change in fair value	(1,224,597)
Fair value as of December 31, 2019	1,975,155
Change in fair value	1,975,156
Fair value as of December 31, 2020	$3,950,311

Schedule of assets are measured at fair value on a recurring basis
Description	Level	December 31, 2020	December 31, 2019
Assets:
Cash and marketable securities held in Trust Account	1	$130,681,047	$130,311,535

Liabilities:
Warrant Liability – Private Warrants	3	3,950,311	1,975,155

Schedule of quantitative information regarding Level 3 fair value measurements
	December 31, 2020	December 31, 2019
Exercise price	$11.50	$11.50
Stock price	$10.20	$9.74
Volatility	17.2%	9.1%
Term	5.00	5.00
Risk-free rate	0.29%	1.70%
Dividend yield	0.0%	0.0%